[AXA EQUITABLE LOGO]
DARIN SMITH
Lead Director and Associate General Counsel
(319) 573-2676
Fax (212) 314-3959

October 27, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company
Form S-3 Registration Statement
File No. 333-210273
CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, Post-Effective Amendment No. 1 (“Amendment”) to AXA Equitable’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® 16 contracts to be offered by AXA Equitable.

Purpose of the Filing

The purpose of this filing is to add a new index and two new segment types. We intend to file an additional amendment that will incorporate any Staff comments and a request for acceleration for effectiveness on December 5, 2016 or as soon thereafter as possible.

Request for Selective Review

We respectfully request selective review of the Amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984).

In support of this request, we note that the Amendment contained in the Registration Statement is substantially similar to the prospectus contained in the currently effective registration statement (File No. 333-207256) which was reviewed by the Staff in December 2015, except that the Amendment adds a new index and two new segments types.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104